Income Tax - Movements of Deferred Income Tax Assets and Liabilities (Detail) - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2019	Jan. 01, 2018
Income tax [Line Items]
Effect of Retrospective Application of IFRS 9				$ 0	$ (883)
Recognized in Profit or Loss	$ 63	$ (208)	$ 101
Recognized in Other Comprehensive Income	(305)	450	347
Deferred tax asset [Member]
Income tax [Line Items]
Beginning balance	3,554	2,730	2,322
Effect of Retrospective Application of IFRS 16	26
Recognized in Profit or Loss	(16)	374	64
Recognized in Other Comprehensive Income	(305)	450	344
Ending balance	3,259	3,554	2,730
Deferred tax asset [Member] | Present value of funded defined benefit obligation [Member]
Income tax [Line Items]
Beginning balance	2,307	1,723	1,374
Recognized in Profit or Loss	32	134	5
Recognized in Other Comprehensive Income	(305)	450	344
Ending balance	2,034	2,307	1,723
Deferred tax asset [Member] | Share of profits of associates and joint ventures accounted for using equity method [Member]
Income tax [Line Items]
Beginning balance	389	331	330
Recognized in Profit or Loss	13	58	1
Ending balance	402	389	331
Deferred tax asset [Member] | Valuation loss on inventory [Member]
Income tax [Line Items]
Beginning balance	88	23	20
Recognized in Profit or Loss	53	65	3
Ending balance	141	88	23
Deferred tax asset [Member] | Deferred revenue [Member]
Income tax [Line Items]
Beginning balance	111	106	117
Recognized in Profit or Loss	(13)	5	(11)
Ending balance	98	111	106
Deferred tax asset [Member] | Warranties [Member]
Income tax [Line Items]
Beginning balance	26	22	19
Recognized in Profit or Loss	8	4	3
Ending balance	34	26	22
Deferred tax asset [Member] | Impairment loss on property, plant and equipment [Member]
Income tax [Line Items]
Beginning balance	93	112	122
Recognized in Profit or Loss	(75)	(19)	(10)
Ending balance	18	93	112
Deferred tax asset [Member] | Accrued award credits liabilities [Member]
Income tax [Line Items]
Beginning balance	14	15	20
Recognized in Profit or Loss	3	(1)	(5)
Ending balance	17	14	15
Deferred tax asset [Member] | Unrealised foreign exchange gains (losses) [Member]
Income tax [Line Items]
Beginning balance	1	17	0
Effect of Retrospective Application of IFRS 16	0
Recognized in Profit or Loss	2	(16)	17
Ending balance	3	1	17
Deferred tax asset [Member] | Property, plant and equipment [member]
Income tax [Line Items]
Beginning balance	2	2	2
Ending balance	2	2	2
Deferred tax asset [Member] | Trade-in right [Member]
Income tax [Line Items]
Beginning balance	10	15	0
Effect of Retrospective Application of IFRS 16	0
Recognized in Profit or Loss	(9)	(5)	15
Ending balance	1	10	15
Deferred tax asset [Member] | Others [Member]
Income tax [Line Items]
Beginning balance	37	29	34
Effect of Retrospective Application of IFRS 16	26
Recognized in Profit or Loss	14	8	(5)
Ending balance	77	37	29
Deferred tax asset [Member] | Temporary differences [Member]
Income tax [Line Items]
Beginning balance	3,513	2,684	2,268
Effect of Retrospective Application of IFRS 16	26
Recognized in Profit or Loss	(3)	379	72
Recognized in Other Comprehensive Income	(305)	450	344
Ending balance	3,231	3,513	2,684
Deferred tax asset [Member] | Unused tax losses [Member]
Income tax [Line Items]
Beginning balance	41	46	54
Recognized in Profit or Loss	(13)	(5)	(8)
Ending balance	28	41	46
Deferred tax asset [Member] | Allowance for doubtful receivables over quota [Member]
Income tax [Line Items]
Beginning balance	435	289	230
Recognized in Profit or Loss	(31)	146	59
Ending balance	404	435	289
Deferred tax liability [Member]
Income tax [Line Items]
Beginning balance	(1,992)	(1,430)	(1,464)
Effect of Retrospective Application of IFRS 9		1
Recognized in Profit or Loss	80	(563)	31
Recognized in Other Comprehensive Income			3
Ending balance	(1,912)	(1,992)	(1,430)
Deferred tax liability [Member] | Present value of funded defined benefit obligation [Member]
Income tax [Line Items]
Beginning balance	(1,832)	(1,265)	(1,269)
Recognized in Profit or Loss	74	(567)	4
Ending balance	(1,758)	(1,832)	(1,265)
Deferred tax liability [Member] | Unrealised foreign exchange gains (losses) [Member]
Income tax [Line Items]
Beginning balance	(1)	0	(10)
Recognized in Profit or Loss	0	(1)	10
Ending balance	(1)	(1)	0
Deferred tax liability [Member] | Others [Member]
Income tax [Line Items]
Beginning balance	(1)	(1)	(1)
Recognized in Profit or Loss	1	0	0
Ending balance	0	(1)	(1)
Deferred tax liability [Member] | Land value incremental tax [Member]
Income tax [Line Items]
Beginning balance	(95)	(95)	(95)
Ending balance	(95)	(95)	(95)
Deferred tax liability [Member] | Deferred revenue for award credits [Member]
Income tax [Line Items]
Beginning balance	(31)	(29)	(46)
Recognized in Profit or Loss	2	(2)	17
Ending balance	(29)	(31)	(29)
Deferred tax liability [Member] | Intangible assets and goodwill [member]
Income tax [Line Items]
Beginning balance	(32)	(39)	(40)
Recognized in Profit or Loss	3	7	1
Ending balance	(29)	(32)	(39)
Deferred tax liability [Member] | Valuation gain or loss on financial instruments, net [Member]
Income tax [Line Items]
Beginning balance	0	(1)	(3)
Effect of Retrospective Application of IFRS 9		1
Effect of Retrospective Application of IFRS 16	0
Recognized in Profit or Loss	0	0	(1)
Recognized in Other Comprehensive Income	0	0	3
Ending balance	$ 0	$ 0	$ (1)